Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001964664
Document Type	F-1/A
Amendment Description	Amendment No. 1
Entity Registrant Name	ORIENTAL RISE HOLDINGS LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 48 Xianyu Road
Entity Address, Address Line Two	Shuangcheng Town
Entity Address, City or Town	Zherong CountyNingde City
Entity Address, Country	CN
Entity Address, Postal Zip Code	355399
City Area Code	+86 (0)
Local Phone Number	593 8386777
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	One East Liberty
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Reno
Entity Address, Postal Zip Code	89501
City Area Code	646
Local Phone Number	861-7891
Contact Personnel Name	The Crone Law Group, P.C.
Entity Address, State or Province	NV